16 Borrowings (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Initial amount of the transaction	R$ 435,000
Borrowings	29,016,976	R$ 24,898,156
Foreign Currency [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	27,651,467	24,161,801
Other - SACE [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 1,952,667	1,147,397
Other - SACE [Member] | Foreign Currency [Member]
Disclosure of detailed information about borrowings [line items]
Issue date	November 2018
Initial amount of the transaction	R$ 295,125
Maturity	November 2028
Charges (% per year)	Us dollar exchange variation + semianual Libor + 0.90
Borrowings	R$ 1,073,526	R$ 1,147,397
Other - SACE [Member]
Disclosure of detailed information about borrowings [line items]
Issue date	December 2019
Initial amount of the transaction	R$ 150,000
Maturity	December 2029
Charges (% per year)	Us dollar exchange variation + semianual Libor + 0.90
Borrowings	R$ 605,448
Other - SACE [Member]
Disclosure of detailed information about borrowings [line items]
Issue date	April 2019
Initial amount of the transaction	R$ 72,345
Maturity	April 2026
Charges (% per year)	Us dollar exchange variation + semianual Libor + 1.00
Borrowings	R$ 273,693